U.S. SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549

                            FORM 13F
                           COVER PAGE

Report for the Calendar Year or Quarter Ended September 30, 2002

Check here if Amendment [x]: Amendment Number  1
This Amendment (check only one)  [x]  is a restatement.
                                 [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     EquiTrust Investment Management Services, Inc.
Address:  5400 University Avenue West Des Moines Iowa 50266-5997

Form 13F File Number:    28-03441

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Dennis M. Marker
Title:    Vice President - Investment Administration
Phone:    (515) 225-5522

Signature, Place and Date of Signing:

/s/ Dennis M. Marker      West Des Moines, IA        July 6,2004
Signature                     City, State              Date

Report Type (check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in the report.
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATIONS REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:          None
                            FORM 13F
                          SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 197
Form 13F Information Table Value Total: $420,660

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None


              FORM 13F

              Column 1               Column 2  Column 3   Column 4     Column 5   Column 6  Column 7  Column 8
                                      Title                Value                    Inv't    Other     Voting
           Name of Issuer            of Class   Cusip     (x$1000)      Shares      Disn    Managers  Authority
3M CO                                  COM    88579Y101        3,021     27,470     sole                sole
7-ELEVEN INC                           COM    817826209        2,259    263,600     sole                sole
ABBOTT LABS                            COM    002824100          871     21,550     sole                sole
ABITIBI CONSLD INC                     COM    003924107        3,303    487,900     sole                sole
ACUITY BRANDS INC                      COM    00508Y102        1,479    120,650     sole                sole
ADAPTEC INC                            COM    00651f108          508    115,210     sole                sole
ADC TELECOMMUNICATIONS                 COM    000886101          236    205,200     sole                sole
AFFYMETRIX INC                         COM    00826T108          208     10,000     sole                sole
AGILENT TECHNOLOGIES                   COM    00846u101          489     37,469     sole                sole
ALCOA INC                              COM    013817101        2,325    120,490     sole                sole
ALLIANT ENERGY CORP                    COM    018802108        3,057    158,821     sole                sole
ALLSTATE CORP                          COM    020002101        2,922     82,200     sole                sole
ALLSTATE CORP 7.125% PFD               PFD    020002200          485     19,234     sole                sole
AMERICAN CENTURY TRGT MAT 2020          MF    081880700          444     11,737     sole                sole
AMERICAN EXPRESS COMPANY               COM    025816109        2,849     91,365     sole                sole
AMERICAN INT'L GROUP INC               COM    026874107        3,847     70,338     sole                sole
ANHEUSER-BUSCH COS                     COM    035229103          445      8,800     sole                sole
AOL TIME WARNER                        COM    00184a105        1,225    104,728     sole                sole
ASSOCIATED BANC CORP                   COM    045487105        1,731     54,558     sole                sole
AT&T CORP                              COM    001957109        1,684    140,214     sole                sole
ATMOS ENERGY CORP                      COM    049560105        2,885    134,200     sole                sole
BANK OF AMERICA                        COM    060505104        3,924     61,500     sole                sole
BANK OF AMERICA CORP.                  COM    06605F102          370      5,800     sole                sole
BANK OF NEW YORK CO INC                COM    064057102          290     10,100     sole                sole
BARRICK GOLD CORP                      COM    067901108        2,162    139,025     sole                sole
BATTLE MOUNTAIN GOLD CO              DEB CONV 071593AA5        9,819 10,390,000     sole                sole
BECTON DICKINSON & CO                  COM    075887109        3,084    108,600     sole                sole
BELO A.H. CORP   SERIES A              COM    080555105        3,382    154,550     sole                sole
BLACK HILLS CORP                       COM    092113109          943     36,000     sole                sole
BLACKROCK PROVIDENT T-FUND              MF    743884$C2       54,346 54,345,874     sole                sole
BLACKROCK PROVIDENT T-FUND              MF    743884$M2       18,168 18,167,883     sole                sole
BOEING CO                              COM    097023105        1,900     55,669     sole                sole
BRISTOL MYERS SQUIBB                   COM    110122108        2,945    123,745     sole                sole
BURLINGTON RESOURCES INC               COM    122014103        1,151     30,000     sole                sole
CAMECO CORP                            PFD    13321L306        1,485     60,000     sole                sole
CASEYS GEN STORES                      COM    147528103        1,102     95,375     sole                sole
CATERPILLAR INC                        COM    149123101        2,080     55,893     sole                sole
CENTURYTEL INC.                        COM    156700106        1,684     75,100     sole                sole
CHASE CAPITAL V                        PFD    161479209          452     18,000     sole                sole
CHEVRONTEXACO CORP                     COM    166764100        1,405     20,287     sole                sole
CISCO SYSTEMS INC                      COM    17275R102        1,205    115,012     sole                sole
CITIGROUP INC                          COM    172967101        2,959     99,810     sole                sole
CITIGROUP INC                          PFD    172967648        3,833     70,000     sole                sole
COCA-COLA COMPANY                      COM    191216100        2,304     48,047     sole                sole
COMMUNITY BANK SYSTEM    INC           COM    203607106        1,221     41,200     sole                sole
COMPUTER ASSOCIATES INTL INC           COM    204912109          470     49,000     sole                sole
COMPUWARE CORP                         COM    205638109          242     79,500     sole                sole
CONAGRA FOODS INC                      COM    205887102        5,452    219,400     sole                sole
CONOCOPHILLIPS                         COM    20825C104        5,584    120,768     sole                sole
COOPER INDUSTRIES LTD                  COM    G24182100        1,077     35,500     sole                sole
DEAN FOODS CO                          COM    242370104        2,157     54,212     sole                sole
DELL COMPUTER CORP                     COM    247025109        1,406     59,760     sole                sole
DISNEY (WALT) COMPANY                  COM    254687106        1,337     88,330     sole                sole
DU PONT E I DE NEMOURS                 COM    263534109        2,225     61,694     sole                sole
DYNEGY INC                             COM    26816Q101          104     90,000     sole                sole
EASTMAN KODAK CO                       COM    277461109          980     35,970     sole                sole
ECI TELECOM LTD                        COM    268258100           51     30,000     sole                sole
ELECTRONIC DATA SYSTEMS CORP           COM    285661104          779     55,700     sole                sole
EMC CORP                               COM    268648102          617    134,934     sole                sole
ENRON CAPITAL 8.0% SER C PFD           PFD    P37307108            1     12,100     sole                sole
EQUITRUST MONEY MARKET FUND             MF    294938105          894    893,542     sole                sole
EQUITRUST SERIES FUND, INC              MF    294937107          863    102,078     sole                sole
EQUITRUST SERIES FUND, INC              MF    294937206        1,911  1,910,602     sole                sole
EQUITRUST SERIES FUND, INC              MF    294937404          704     75,129     sole                sole
EQUITRUST SERIES FUND, INC              MF    294937701        1,320    154,703     sole                sole
EQUITRUST SERIES FUND, INC              MF    294937800        1,006     94,967     sole                sole
EQUITRUST SERIES FUND, INC              MF    294937859          780     27,196     sole                sole
EQUITRUST SERIES FUND, INC              MF    294937867          500    500,000     sole                sole
EQUITRUST SERIES FUND, INC              MF    294937875          782     70,373     sole                sole
EQUITRUST SERIES FUND, INC              MF    294937883          891     95,057     sole                sole
EQUITY OFFICE PROPERTIES TR            COM    294741103          310     12,000     sole                sole
EVERGREEN INST TREAS MMKT-IV            MF    299920439           25     25,099     sole                sole
EXXON MOBIL CORPORATION                COM    30231G102        4,857    152,263     sole                sole
FED HOME LOAN MTG CORP                 COM    313400301        1,431     25,600     sole                sole
FEDERAL NATIONAL MTG ASSN              COM    313586109          673     11,300     sole                sole
FEDERATED DEPARTMENT STORES            COM    31410H101        1,308     44,425     sole                sole
FLEETBOSTON FINANCIAL CORP             COM    339030108        1,837     90,360     sole                sole
FLEETWOOD CAP TRUST II               DEB CONV 3390772$1          161    571,375     sole                sole
FLEETWOOD CAPITAL TRUST              DEB CONV 339072$99          448  1,178,625     sole                sole
FORD MOTOR CO                          COM    345370860        1,036    105,736     sole                sole
GENERAL ELEC CO                        COM    369604103        2,770    112,363     sole                sole
GENERAL MILLS INC                      COM    370334104          364      8,200     sole                sole
GENERAL MOTORS CORPORATION             COM    370442105        1,600     41,129     sole                sole
GLAXOSMITHKLINE PLC-ADR                COM    37733W105          869     22,600     sole                sole
H&Q LIFE SCIENCES INVESTORS            COM    404053100          559     47,423     sole                sole
HARBOR CAPITAL APPRECIATION             MF    411511504        1,166     59,456     sole                sole
HASBRO INC                             COM    418056107          373     33,500     sole                sole
HEWLETT-PACKARD CO.                    COM    428236103        1,102     94,416     sole                sole
HIGHWOODS PROPERTIES INC               COM    431284108        2,270     97,025     sole                sole
HOME DEPOT INC                         COM    437076102        1,232     47,186     sole                sole
HONEYWELL INTERNATIONAL INC            COM    438516106        3,128    144,405     sole                sole
HOWELL CORP                          PFD CONV 443051206        3,778     50,000     sole                sole
INGERSOLL-RAND CO. CLASS A             COM    G4776G101        1,939     56,300     sole                sole
INTEL CORP                             COM    458140100        1,740    125,238     sole                sole
INTERNATIONAL PAPER COMPANY            COM    460146103        1,708     51,155     sole                sole
INT'L BUSINESS MACHINES CORP           COM    459200101        3,004     51,442     sole                sole
ISHARES MSCI EAFE INDEX FUND            MF    464287465          609      6,400     sole                sole
ITT INDUSTRIES INC                     COM    450911102        1,851     29,700     sole                sole
IVAX CORPORATION                       COM    465823102          949     77,370     sole                sole
JANUS GROWTH & INCOME FUND              MF    471023200        1,306     58,640     sole                sole
JDS UNIPHASE CORP                      COM    46612J101           74     38,000     sole                sole
JOHNSON & JOHNSON                      COM    478160104        6,147    113,664     sole                sole
JP MORGAN CHASE & CO                   COM    46625H100        1,488     78,350     sole                sole
KV PHARMACEUTICAL CO - CLASS A         COM    482740206          862     45,600     sole                sole
LACLEDE GROUP INC                      COM    505597104        3,187    136,800     sole                sole
LILLY (ELI) & CO                       COM    532457108        1,556     28,118     sole                sole
LUCENT TECHNOLOGIES INC                COM    549463107          103    136,127     sole                sole
MAIL-WELL INC                          COM    560321200          235    226,200     sole                sole
MAIL-WELL INC                        DEB CONV 560321AD3        7,070  7,279,000     sole                sole
MARATHON OIL CORP                      COM    565849106        1,826     80,500     sole                sole
MBIA INC                               COM    55262C100        2,715     67,949     sole                sole
MCDATA CORPORATION                     COM    580031201           94     17,340     sole                sole
MCDONALD'S CORP                        COM    580135101        1,588     89,921     sole                sole
MERCK & CO INC                         COM    589331107        5,051    110,495     sole                sole
MERIDIAN GROWTH FUND INC                MF    589619105        1,179     52,974     sole                sole
MICROSOFT CORP                         COM    594918104        3,405     77,929     sole                sole
MONSANTO CO                            COM    61166W101          187     12,236     sole                sole
MONY GROUP INC                         COM    615337102          868     35,200     sole                sole
MOTOROLA INC                           COM    620076109          591     58,039     sole                sole
MYLAN LABORATORIES INC.                COM    628530107        1,453     44,390     sole                sole
NASDAQ-100 SHARES                       MF    631100104          874     42,200     sole                sole
NATIONAL SERVICE INDUSTRIES            COM    637657206          183     30,162     sole                sole
NATIONAL WESTMINSTER BANK              PFD    638539AG1        5,804  5,000,000     sole                sole
NB CAPITAL CORPORATION   8.35%         PFD    62874N607          227      8,400     sole                sole
NEW PLAN EXCEL REALTY TRUST            PFD    648053700        7,640    160,000     sole                sole
NEXEN INC                              PFD    65334H409        2,530    100,000     sole                sole
NISOURCE INC.                          COM    65473p105          781     45,350     sole                sole
NOKIA CORP                             COM    654902204          700     52,800     sole                sole
NORTHWEST NATURAL GAS CO               COM    667655104        4,257    145,000     sole                sole
NORTHWEST PIPE COMPANY                 COM    667746101        1,458     81,500     sole                sole
OCCIDENTAL PETROLEUM CORP              COM    674599105        2,130     75,050     sole                sole
OFFSHORE LOGISTICS                     COM    676255102        2,936    163,500     sole                sole
OGDEN CORPORATION                    DEB CONV U67634AA0        1,045  9,500,000     sole                sole
ORACLE CORP                            COM    68389X105          933    118,686     sole                sole
PALL CORP                              COM    696429307        2,526    160,000     sole                sole
PENN TRAFFIC CO                        COM    707832200          237     36,244     sole                sole
PEPSICO INC                            COM    713448108        3,031     82,034     sole                sole
PERKINELMER INC                        COM    714046109          150     27,500     sole                sole
PETROLEUM HELICOPTERS                  COM    716604202        1,398     52,000     sole                sole
PFIZER INC                             COM    717081103        2,335     80,470     sole                sole
PHARMACIA CORP                         COM    71713u102        2,790     71,772     sole                sole
PHILIP MORRIS COS                      COM    718154107        7,587    195,545     sole                sole
PORTLAND GENERAL ELECTRIC              PFD    736508862          241      3,325     sole                sole
PRESTON CORP                         DEB CONV 741130AA6          256    306,000     sole                sole
PROCTER & GAMBLE CO                    COM    742718109        3,239     36,242     sole                sole
PUGET ENERGY INC                       COM    745310102        4,072    199,500     sole                sole
RECKSON ASSOC REALTY CORP              COM    75621k106        1,753     76,975     sole                sole
RECKSON ASSOC REALTY CORP              COM    75621K304          594     25,000     sole                sole
REGIONS TREASURY MONEY MARKET           MF    75913Q886           23     22,688     sole                sole
ROXIO INC                              COM    780008108           57     18,959     sole                sole
RUSSELL 2000 VALUE                     COM    464287630        1,411     13,200     sole                sole
SAFEWAY INC                            COM    786514208        1,755     78,715     sole                sole
SAN DIEGO GAS & ELECTRIC               PFD    797440831        1,047     40,000     sole                sole
SARA LEE CORP                          COM    803111103        1,966    107,500     sole                sole
SBC COMMUNICATIONS INC                 COM    78387G103        1,581     78,659     sole                sole
SCHERING-PLOUGH CORP                   COM    806605101        1,903     89,260     sole                sole
SCREAMINGMEDIA INC                     COM    810883108           73     63,248     sole                sole
SELECT MEDICAL CORPORATION             COM    816196109          609     42,600     sole                sole
SENSIENT TECHNOLOGIES CORP             COM    81725t100        2,346    111,048     sole                sole
SG PREFERRED CAPITAL II                PFD    784210304        3,054      3,000     sole                sole
SHAW GROUP INC                         COM    820280105          429     30,200     sole                sole
SHAW GROUP INC                       DEB CONV 820280AC9        4,590  9,000,000     sole                sole
SIMON PROPERTY GROUP INC               COM    828806109          293      8,200     sole                sole
SOLECTRON CORP                         COM    834182107          112     53,300     sole                sole
SPX CORP                               COM    784635104        2,469     24,465     sole                sole
STANDARD & POORS 500                   COM    78462F103        3,519     43,020     sole                sole
SUIZA CAPITAL TRUST II               PFD CONV 86507G408        1,089     19,800     sole                sole
SUN MICROSYSTEMS INC                   COM    866810104          190     73,310     sole                sole
SYMANTEC CORP                          COM    871503108        1,057     31,400     sole                sole
TARGET CORP                            COM    87612E106          458     15,500     sole                sole
TARO PHARMACEUTICAL IND LTD            COM    M8737E108        1,266     37,500     sole                sole
TAYLOR CAPITAL GROUP INC               PFD    876851205        3,026    206,000     sole                sole
TECK COMINCO LIMITED                 DEB CONV 878742AB1       13,306 14,950,000     sole                sole
TECO ENERGY INC                        COM    872375100          671     42,225     sole                sole
TEXAS INSTRUMENT                       COM    882508104          599     40,555     sole                sole
U S BANCORP                            COM    902973304        3,372    181,497     sole                sole
UBS ENHANCED S&P 500 FUND-A             MF    90262N103          547     98,296     sole                sole
UNITED TECHNOLOGIES CORP.              COM    913017109        3,410     60,370     sole                sole
UNIVERSAL HEALTH SERVICES CLAS         COM    913903100        1,322     25,850     sole                sole
US BANCORP                             COM    902973106          314     16,919     sole                sole
VANGUARD EMERGING MKT                   MF    922042304        1,440    205,092     sole                sole
VANGUARD EXPLORER FUND                  MF    921926200        1,029     25,868     sole                sole
VANGUARD TOTAL INT'L INDEX              MF    921909602        1,003    136,056     sole                sole
VERITAS DGC INC                        COM    92343P107          738     68,300     sole                sole
VERIZON COMMUNICATIONS                 COM    92343V104        1,973     71,890     sole                sole
VIACOM INC-CL B                        COM    925524308        3,429     84,551     sole                sole
VIRGINIA ELEC & PWR 6.7% SER A         PFD    927804591        4,291    167,700     sole                sole
VISTEON CORP                           COM    92839U107          205     21,695     sole                sole
WACHOVIA CORP                          COM    929903102        1,296     39,634     sole                sole
WAL-MART STORES, INC.                  COM    931142103        5,266    106,955     sole                sole
WASATCH SMALL CAP GROWTH FD             MF    936772102        1,107     46,476     sole                sole
WILLIAMS COMPANIES INC                 COM    969457100          151     67,000     sole                sole
WISCONSIN ENERGY CORP                  COM    976657106          257     10,565     sole                sole
WOLVERINE TUBE INC                     COM    978093102          153     25,000     sole                sole
WYETH                                  COM    983024100          638     20,075     sole                sole
XCEL ENERGY, INC                       COM    98389b100        2,849    306,056     sole                sole
ZIMMER HOLDINGS                        COM    98956p102          562     14,670     sole                sole
                                                             420,660